Expense Example - VIPFundsManagerFunds-ServiceService2ComboPRO - VIPFundsManagerFunds-ServiceService2ComboPRO - VIP FundsManager 40% Portfolio	Apr. 30, 2025 USD ($)
VIP FundsManager 40% Portfolio - Service Class
Expense Example:
1 year	$ 60
3 years	216
5 years	391
10 years	899
VIP FundsManager 40% Portfolio - Service Class 2
Expense Example:
1 year	76
3 years	264
5 years	473
10 years	$ 1,077